Deferred Flow-Through Share Premium - Disclosure of detailed information about deferred flow-through share premium (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Disclosure Of Deferred Flow Through Share Premium [Abstract]
Deferred flow-through share premium, beginning of period	$ 47,481	$ 52,157
Increase relating to flow-through common shares issued	136,800	150,000
Decrease relating to CEE incurred	(47,481)	(154,676)
Deferred flow-through share premium, end of period	$ 136,800	$ 47,481